Commitments and Contingencies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Commitments and Contingencies [Abstract]
Summary of future contractual obligations

Year	Research and Development	Property and Other Leases	Total
October 1 through December 31, 2014	$25,000	$27,000	$52,000
2015	75,000	33,000	108,000
2016	75,000	9,000	84,000
2017	75,000	2,000	77,000
2018	75,000	-	75,000
Total	$325,000	$71,000	$396,000

Year	Research and Development	Property and Other Leases	Total

2014	$100,000	$101,200	$201,200
2015	75,000	25,000	100,000
2016	75,000	-	75,000
2017	75,000	-	75,000
2018	75,000	-	75,000
Total	$400,000	$126,200	$526,200